REVENUES - Revenues by Type (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 10,855	$ 7,000	$ 20,309	$ 16,787
Other revenues	380	370	755	729
Total revenues	11,235	7,370	21,064	17,516
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,431	3,836	13,094	10,176
Other revenues	248	217	487	406
Total revenues	7,679	4,053	13,581	10,582
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	877	968	1,857	1,970
Other revenues	128	152	259	320
Total revenues	1,005	1,120	2,116	2,290
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,547	2,196	5,358	4,641
Other revenues	4	1	9	3
Total revenues	2,551	2,197	5,367	4,644
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0	0
Other revenues	0	0	0	0
Total revenues	$ 0	$ 0	$ 0	$ 0